Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,889.59
Total Transaction Valuation	21,719,465.90
Total Offset Amount	0.00
Net Fee	$ 1,889.59
Offering Table N/A
Offset Table N/A	N/A